Shareholder Report, Line Graph (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Aug. 29, 2019	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Apr. 02, 2018
Institutional Class
Account Value [Line Items]
Account Value	$ 11,687	$ 11,687	$ 12,163	$ 11,466	$ 10,968	$ 10,656	$ 19,367	$ 20,361	$ 16,948	$ 11,360	$ 10,880		$ 9,720	$ 7,840	$ 10,040	$ 10,000
Class A Shares
Account Value [Line Items]
Account Value	11,898	11,898	12,397	11,705	11,205	10,898	19,810	20,842	17,370	11,653	11,170	$ 10,000
MCSI EAFE Index Inst. Class
Account Value [Line Items]
Account Value	13,990	14,171	13,397	12,633	11,263	10,568	13,083	12,773	11,696	9,601	10,791		$ 10,067	$ 8,790	$ 9,898	$ 10,000
MSCI EAFE Index Class A
Account Value [Line Items]
Account Value	$ 14,531	$ 14,718	$ 13,914	$ 13,120	$ 11,698	$ 10,976	$ 13,589	$ 13,266	$ 12,148	$ 9,972	$ 11,208	$ 10,000